Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Accounting framework
a)	Accounting framework

These interim financial statements have been prepared in accordance with IAS 34, Interim financial reporting. Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with IFRS, have been omitted or condensed. These interim financial statements should therefore be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2020, which have been prepared in accordance with IFRS and which can be found at www.sec.gov/edgar and at www.sedar.com.

These interim financial statements were approved for issue on August 15, 2021 by the Company’s Audit, Risk and Finance committee as delegated by the Board of Directors.

New standards and interpretations adopted
b)	New standards and interpretations adopted

The accounting policies used in these interim financial statements are consistent with those applied by the Company in its December 31, 2020 audited annual consolidated financial statements except for the adoption of the following amendment on January 1, 2021.

Amendment to IFRS 16, Leases or IFRS 16 for COVID-19-Related Rent Concessions - IFRS 16 has been revised to incorporate an amendment issued by the IASB in May 2020. The amendment permits lessees not to assess whether particular COVID-19-related rent concessions are lease modifications and, instead, account for those rent concessions as if they were not lease modifications. In addition, the amendment to IFRS 16 provides specific disclosure requirements regarding COVID-19-related rent concessions. The adoption of this amendment had no impact on the interim financial statements since the Company has not benefited from COVID-19 related rent concessions.

New standards and interpretations not yet adopted
c)	New standards and interpretations not yet adopted

The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:

Amendments to IAS 1, Presentation of Financial Statements (IAS 1) and IAS 8, Accounting policies, Changes in Accounting Estimates and Errors (IAS 8)

The amendments to IAS 1 require entities to disclose their material accounting policies rather than their significant accounting policies and provides guidance to apply materiality judgments to accounting policy disclosure. The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted. The Company is evaluating the impact of these changes on its financial statements.

Significant accounting judgements and critical accounting estimates
d)	Significant accounting judgements and critical accounting estimates

The preparation of the interim consolidated financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. The uncertainty that is often inherent in these estimates and assumptions could result in material adjustments to assets or liabilities affected in future periods. The significant accounting judgments and critical accounting estimates applied by the Company, disclosed in the audited annual consolidated financial statements for the year ended December 31, 2020, remain unchanged.